Stockholders' Equity (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2010 ZAR	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2009 ZAR	May 15, 2009	Dec. 31, 2010 Redeemable Preference Shares Class A [Member]	Dec. 31, 2010 Redeemable Preference Shares Class B [Member]	Dec. 31, 2008 Cripple Creek And Victor Gold Mining [Member] USD ($)	Dec. 31, 2008 Sao Bento Gold Company Limited [Member] USD ($)	Dec. 31, 2009 Kibali Goldmines [Member] USD ($)	Dec. 31, 2010 Employee Share Ownership Plan [Member]	Dec. 31, 2009 Employee Share Ownership Plan [Member]	Dec. 31, 2008 Employee Share Ownership Plan [Member]	Dec. 31, 2010 Izingwe Holdings [Member]	Dec. 31, 2009 Izingwe Holdings [Member]	Dec. 31, 2008 Izingwe Holdings [Member]
Common Stock Number Of Shares Par Value And Other Disclosures [Abstract]
Stock issued as part of equity offering		$ 773
Stock issued as part of equity offering (shares)	18,140,000	18,140,000
Stock issued on the exercise of options/awards granted in terms of the share incentive scheme (Shares)	823,411	823,411	1,131,916	672,545
Stock issued on the exercise of options/awards granted in terms of the share incentive scheme		26	25	14
E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings (Shares)	0	0	1,181	94
E shares cancelled and stock issued in accordance with the cancellation formula pertaining to the Employee Share Ownership Plan and Izingwe Holdings		12	3	3
Stock issued as part of rights offer completed on July 11, 2008, the funds of which were applied to reduce the hedge book				1,666
Stock issued as part of rights offer completed on July 11, 2008, the funds of which were applied to reduce the hedge book (Shares)				69,470,442
Class Of Stock [Line Items]
Redeemable Preferred Stock Shares Outstanding							2,000,000	778,896
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Stock Issued During Period Value Acquisitions			280						118	70	280
Stock Issued During Period Shares Acquisitions (shares)									3,181,198	2,701,660	7,624,162
Equity Method Investment Initial Ownership Percentage									33.00%		35.00%
Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme		10	7	2
Stock transferred from the Employee Share Ownership Plan to exiting employees pursuant to the rules of the scheme (Shares)	230,921	230,921	189,787	57,761
Stock Issued During Period Shares Period Increase Decrease	19,194,332	19,194,332	8,947,046	76,083,700
Stockholders Equity Period Increase Decrease		$ 821	$ 315	$ 1,873
Redeemable Convertible Preferred Stock [Line Items]
E Shares Of Common Stock, Cancelled												708,872	171,943	173,289	280,000	0	0
Stockholders' Equity
Common Stock Shares Authorized	600,000,000	600,000,000		400,000,000	600,000,000	600,000,000
Common Stock Par Or Stated Value (ZAR Per Share)	0.25				0.25
Common Stock Issuable Directors Discretion Percentage	5.00%	5.00%
Common Stock Shares Authorized For Issue By Board Of Directors	920,204	920,204